Inventories - Schedule of inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Line Items]
Raw materials	€ 25,848	€ 28,086
Work in progress	48,095	36,832
Finished goods	20,206	19,493
Purchased goods (third party products)	545	4,762
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	94,693	89,173
Less: write-down provision	(44,462)	(35,510)
INVENTORIES	50,232	53,663
IXCHIQ®
Disclosure Of Inventories [Line Items]
Raw materials	3,392	3,509
Work in progress	23,351	11,918
Finished goods	3,558	1,746
Purchased goods (third party products)	0	0
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	30,301	17,173
Less: write-down provision	(21,557)	(7,148)
INVENTORIES	€ 8,744	€ 10,024